INTANGIBLE ASSETS AND GOODWILL (Details 1)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about intangible assets [line items]
Post tax discount rates	7.58%	7.27%
Pre tax discount rates	9.39%	8.79%
Minimum
Disclosure of detailed information about intangible assets [line items]
Growth rates for net sales	2.90%	4.30%
Maximum
Disclosure of detailed information about intangible assets [line items]
Growth rates for net sales	3.60%	5.60%